Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2020	¥ 2,515
2021	2,357
2022	2,577
2023	2,726
2024	2,934
2025-2029	17,717
Total	30,826
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2020	1,493
2021	1,558
2022	1,492
2023	1,570
2024	1,691
2025-2029	9,991
Total	¥ 17,795